ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
May 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

New Oriental Education & Technology Group Inc. (the “Company”) was established in the British Virgin Islands on August 18, 2004. On January 25, 2006, the Company changed its corporate domicile to the Cayman Islands. The Company, its wholly owned subsidiaries and its variable interest entity, Beijing New Oriental Education & Technology (Group) Co., Ltd. (“New Oriental China”) and its schools and subsidiaries (collectively, the “VIE”), are collectively referred to as the “Group”.

The Group provides educational services in the People’s Republic of China (the “PRC”) primarily under the “New Oriental” brand. The Group offers a wide range of educational programs, services and products, consisting primarily of English and other foreign language training, test preparation courses for admissions and assessment tests in the United States, the PRC and Commonwealth countries, primary and secondary school education, development and distribution of educational content, software and other technology, and online education.

In September 2006, the Company and certain selling shareholders of the Company completed an initial public offering of 34,500,000 American depositary shares (“ADSs”) representing 34,500,000 of the Company’s common shares, on the New York Stock Exchange. In February 2007, the Company and certain selling shareholders of the Company completed an additional public offering of 2,393,596 ADSs representing 2,393,596 common shares. As of May 31, 2012, 158,379,387 ADSs representing 158,379,387 common shares were issued and outstanding. On August 18, 2011, the Company effected a change in the conversion ratio of ADSs to common shares from one ADS representing four common shares to one ADS representing one common share. The effect of such change has been retroactively reflected in consolidated financial statements.

As of May 31, 2012, details of the Company’s subsidiaries, variable interest entity and its schools and subsidiaries were as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Subsidiaries of the Company:

Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational information system and other consulting services

Beijing Judgment Education & Consulting Company Limited (“Beijing Judgment”)	April 20, 2005	PRC	100%	Educational consulting and investing activities

Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development and distribution and other consulting services

Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development and distribution and other consulting services

Beijing Boost Caring Education & Consulting Company Limited (“Beijing Boost Caring”)	March 25, 2010	PRC	100%	Educational consulting and software development

Shanghai Smart Words Software Technology Company Limited (“Shanghai Smart Words”)	December 8, 2010	PRC	100%	Educational consulting and software development

Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development

Beijing New Oriental Stars Education & Consulting Co., Ltd (“Stars”)	July 11, 2007	PRC	100%	Kindergarten

Beijing Chao Yang District Kindergarten of Stars (“ChaoYang Kindergarten”)	November 9, 2007	PRC	100%	Kindergarten

Nanjing Yuhuatai District Kindergarten of Stars (“Nanjing Kindergarten”)	February 20, 2009	PRC	100%	Kindergarten

Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational Consulting

Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Variable interest entity of the Company:

Beijing New Oriental Education & Technology (Group) Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services

Schools and subsidiaries of New Oriental China:

Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language and post-secondary education
Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	N/A	Language education
Guangzhou Haizhu District Privately-Funded New Oriental Training School	September 8, 2000	PRC	N/A	Language education
Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language education
Tianjin New Oriental Training School	August 21, 2002	PRC	N/A	Language education
Xi’an Yanta District New Oriental Training School	November 26, 2002	PRC	N/A	Language education
Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language education
Shenzhen New Oriental Training School (“Shenzhen School”)	October 15, 2003	PRC	N/A	Language education
Shenyang New Oriental Foreign Language Training School	June 18, 2003	PRC	N/A	Language education
Chongqing New Oriental Training School	August 15, 2003	PRC	N/A	Language education
Chengdu New Oriental School	August 18, 2003	PRC	N/A	Language education
Xiangyang New Oriental Training School	October 26, 2004	PRC	N/A	Language education
Changsha Furong District New Oriental Training School	May 25, 2005	PRC	N/A	Language education
Jinan New Oriental School	May 31, 2005	PRC	N/A	Language education
Taiyuan New Oriental Training School	April 20, 2005	PRC	N/A	Language education
Ha’er Bin Nangang District New Oriental Training School	May 20, 2005	PRC	N/A	Language education
Changchun New Oriental Training School	July 26, 2005	PRC	N/A	Language education
Hangzhou New Oriental Advanced Study School	July 21, 2005	PRC	N/A	Language education
Zhengzhou New Oriental Training School	July 19, 2005	PRC	N/A	Language education
Zhuzhou New Oriental Training School	April 30, 2006	PRC	N/A	Language education
Shijiazhuang New Oriental School	April 3, 2006	PRC	N/A	Language education
Suzhou New Oriental School	April 26, 2006	PRC	N/A	Language education
Anshan New Oriental Training School	June 13, 2006	PRC	N/A	Language education
Hefei New Oriental Foreign Language Training School	June 13, 2006	PRC	N/A	Language education
Kunming Xishan New Oriental School	June 13, 2006	PRC	N/A	Language education
Wuxi New Oriental Advanced Study School	August 14, 2006	PRC	N/A	Language education
Fuzhou Gulou District New Oriental Training School	September 1, 2006	PRC	N/A	Language education

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Schools and subsidiaries of New Oriental China:

Beijing New Oriental North Star Training School	September 26, 2006	PRC	N/A	Language education

Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	N/A	Language education

Yichang Wujiagang District Yichang New Oriental School	January 1, 2006	PRC	N/A	Language education

Jingzhou New Oriental School	April 10, 2007	PRC	N/A	Language education

Dalian New Oriental Training School	June 12, 2007	PRC	N/A	Language education

Huangshi New Oriental Training School	March 17, 2008	PRC	N/A	Language education

Ningbo New Oriental School	April 16, 2008	PRC	N/A	Language education

Lanzhou Chenguan District New Oriental School	March 19, 2008	PRC	N/A	Language education

Xiamen Siming District New Oriental Education Training School	July 8, 2008	PRC	N/A	Language education

Qingdao New Oriental Language Training School	August 5, 2008	PRC	N/A	Language education

Nanning New Oriental Education Training School	September 18, 2008	PRC	N/A	Language education

Xuzhou New Oriental Advanced Study School	March 31, 2009	PRC	N/A	Language education

Xiangtan Yuhu District New Oriental School	July 15, 2010	PRC	N/A	Language education

Zhenjiang New Oriental School	July 19, 2010	PRC	N/A	Language education

Luoyang New Oriental School	November 25, 2010	PRC	N/A	Language education

Nantong Chongchuan District New Oriental School	December 28, 2010	PRC	N/A	Language education

Jilin Chuanying District New Oriental School	March 17, 2011	PRC	N/A	Language education

Guiyang Yunyan District New Oriental School	March 21, 2011	PRC	N/A	Language education

Inner Mongolia Hohhot New Oriental School	April 2, 2011	PRC	N/A	Language education

Foshan New Oriental School	September 1, 2011	PRC	N/A	Language education

Tangshan Lubei District New Oriental School	May 25, 2011	PRC	N/A	Language education

Urumqi New Oriental School	May 22, 2011	PRC	N/A	Language education

Changchun Tongwen Gaokao Training School (“Tongwen Gaokao”)	October 27, 2008	PRC	N/A	College admission examination training

Changchun Tongwen Senior High School (“Tongwen High School”)	October 27, 2008	PRC	N/A	Primary secondary school education

Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary secondary school education

Beijing Changping New Oriental Foreign Language School (“Changping school”)	July 19, 2010	PRC	N/A	Primary secondary school education

Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	N/A	Sales of educational materials and products

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Schools and subsidiaries of New Oriental China:

Chengdu New Oriental Dogwood Bookstore Products Co., Ltd.	January 18, 2004	PRC	N/A	Sales of educational materials and products

Chongqing New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 25, 2004	PRC	N/A	Sales of educational materials and products

Shenyang new Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 18, 2003	PRC	N/A	Sales of educational materials and products

Guangzhou Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 11, 2003	PRC	N/A	Sales of educational materials and products

Wuhan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 16, 2003	PRC	N/A	Sales of educational materials and products

Xi’an New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	June 3, 2003	PRC	N/A	Sales of educational materials and products

Shanghai Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 28, 2003	PRC	N/A	Sales of educational materials and products

Nanjing New Oriental Dogwood Bookstore Products Co., Ltd.	April 21, 2003	PRC	N/A	Sales of educational materials and products

Tianjin Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 15, 2003	PRC	N/A	Sales of educational materials and products

Changchun New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	October 8, 2005	PRC	N/A	Sales of educational materials and products

Changsha New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	April 3, 2006	PRC	N/A	Sales of educational materials and products

Ha’er Bin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 13, 2006	PRC	N/A	Sales of educational materials and products

Taiyuan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	July 12, 2006	PRC	N/A	Sales of educational materials and products

Zhengzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	August 9, 2006	PRC	N/A	Sales of educational materials and products

Hefei Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 22, 2006	PRC	N/A	Sales of educational materials and products

Fuzhou Gulou District Dogwood Bookstore & Audio-Visual Products Co., Ltd	August 26, 2009	PRC	N/A	Sales of educational materials and products

Hangzhou Dogwood Bookstore Products Co., Ltd	July 25, 2007	PRC	N/A	Sales of educational materials and products

Nanchang Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 14, 2007	PRC	N/A	Sales of educational materials and products

Kunming Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 21, 2007	PRC	N/A	Sales of educational materials and products

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Schools and subsidiaries of New Oriental China:

Dalian New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	March 25, 2008	PRC	N/A	Sales of educational materials and products

Jinan Dogwood Bookstore & Audio-Visual Products Co., Ltd	April 21, 2008	PRC	N/A	Sales of educational materials and products

Lanzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	October 28, 2008	PRC	N/A	Sales of educational materials and products

Shijiazhuang New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2009	PRC	N/A	Sales of educational materials and products

Ningbo Haishu New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	May 31, 2010	PRC	N/A	Sales of educational materials and products

Suzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	June 1, 2010	PRC	N/A	Sales of educational materials and products

Qingdao New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2010	PRC	N/A	Sales of educational materials and products

Xuzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 29, 2010	PRC	N/A	Sales of educational materials and products

Urumqi Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 13, 2011	PRC	N/A	Sales of educational materials and products

Luoyang Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 16, 2011	PRC	N/A	Sales of educational materials and products

Xiamen New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	December 8, 2011	PRC	N/A	Sales of educational materials and products

Hohhot Dogwood Bookstore & Audio-Visual Products Co., Ltd	February 7, 2012	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Consulting

Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	N/A	Consulting

Shandong New Oriental Vision Overseas Consultancy Co., Ltd	September 8, 2011	PRC	N/A	Consulting

Beijing New Oriental Dogwood Advertisement Co., Ltd. (“Dogwood Advertisement”)	January 20, 2004	PRC	N/A	Advertising

Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	On-line education

The VIE arrangements

PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing educational services outside China. The Company’s offshore holding companies are not educational institutions and do not provide educational services outside China. In addition, in the PRC, foreign ownership of high schools for students in grades ten to twelve is restricted and foreign ownership of primary and middle schools for students in grades one to nine is prohibited. Accordingly, the Company’s offshore holding companies are not allowed to directly own and operate schools in China. The Company conducts substantially all of its education business in China through contractual arrangements with its VIE, New Oriental China and its schools and subsidiaries. Since the operations of New Oriental China and the schools are closely interrelated and almost indistinguishable from one another, the risks and rewards associated with their operations are substantially the same. In addition, the Company consolidates New Oriental China, its schools and subsidiaries as disclosed. Therefore, the Company aggregates the disclosures related to New Oriental China and New Oriental China’s schools and subsidiaries as variable interest entities and referred to them as “the VIE” in the Company’s consolidated financial statements. The VIE holds the requisite licenses and permits necessary to conduct the Company’s education business. In addition, the VIE holds leases and other assets necessary to operate the Company’s schools and learning centers, employs teachers and generates substantially of the Company’s revenues. The Company and its wholly owned subsidiaries in China (the “WFOEs”) have entered into the following contractual arrangements with New Oriental China, New Oriental China’s schools and subsidiaries and New Oriental China’s shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIE, the Company believes the Company’s rights under the terms of the exclusive option agreement provide it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive option agreement. A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the Company’s rights under the exclusive option agreement, for which Mr. Yu’s consent is not required. The Company’s rights under the exclusive option agreement give the Company the power to control the shareholder of New Oriental China and thus the power to direct the activities that most significantly impact the schools’ economic performance given that New Oriental China has the power to direct the activities of the schools via its sponsorship interest. In addition, the Company’s rights under the powers of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIE’s economic performance. The Company also believes that this ability to exercise control ensures that the VIE will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE.

Service agreements. There are four types of service agreements: (i) trademark license agreements, (ii) new enrollment system development service agreements, (iii) other operating service agreements, and (iv) sale of educational software agreements.

(i) Trademark license agreements. Pursuant to the trademark license agreement dated May 13, 2006 between the Company as the licensor and New Oriental China as the licensee, the Company has licensed the trademarks to New Oriental China for its use in China. The Company has also allowed New Oriental China to enter into sub-license agreements with its schools and subsidiaries pursuant to which each of the schools and subsidiaries may use the trademarks in China by paying license fees. This license is valid from May 14, 2006 to December 31, 2050, subject to the renewal every ten years upon the expiration of the trademark registration. Pursuant to the second trademark license agreement dated December 20, 2010 entered into between Shanghai Smart Words as the licensor and a subsidiary of New Oriental China as the licensee, Shanghai Smart Words has granted a license to a subsidiary of New Oriental China to use certain trademarks for a license fee equal to 5% of the licensee’s monthly revenues. The term of this license is two years and is automatically renewed unless otherwise terminated by Shanghai Smart Words.

(ii) New enrollment system development service agreements. Beijing Decision has entered into new enrollment system service agreements with the schools of New Oriental China, under which Beijing Decision agreed to provide new enrollment system development and regular maintenance services to those schools of New Oriental China for a fee equal to the applicable fee rate multiplied by the number of new student enrollments. These agreements can be renewed by both parties to the agreements.

(iii) Other operating service agreements. Pursuant to operating service agreements between certain WFOEs and the schools or the subsidiaries of New Oriental China, the WFOEs have agreed to provide certain operating services to the schools or the subsidiaries of New Oriental China for fees that are calculated based on a percentage, ranging from 2.0% to 6.0%, of respective revenues of each of the schools and subsidiaries. A majority of these agreements provide unlimited two-year or five-year automatic renewal without consent of the WFOEs. The remaining agreements can be renewed by both parties to the agreements.

(iv) Sale of educational software agreements. Four WFOEs, namely Beijing Hewstone, Beijing Pioneer, Beijing Smart Wood and Shanghai Smart Words, entered into agreements whereby the WFOEs sell various self-developed educational software to the schools or subsidiaries of New Oriental China. Except for four agreements that are silent on renewal, these agreements provide unlimited two-year automatic renewal terms, schools and subsidiaries of New Oriental China cannot terminate the agreements without the consent of the WFOEs in China.

Equity pledge agreement. Pursuant to the equity pledge agreements dated May 25, 2006 among New Oriental China, all of the shareholders of New Oriental China, Beijing Hewstone and Beijing Decision, each shareholder of New Oriental China agreed to pledge his or its equity interest in New Oriental China to Beijing Hewstone and Beijing Decision to secure the performance of the VIE’s obligations under the existing service agreements and any such agreements to be entered into in the future. The shareholders of New Oriental China agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in New Oriental China without the prior written consent of Beijing Decision and Beijing Hewstone.

In January 2012, ten former shareholders of New Oriental China completed the transfer, for no consideration, of all of their equity interests in New Oriental China to Century Friendship, a PRC domestic enterprise controlled by the Company’s founder, chairman and chief executive officer, Mr. Michael Minhong Yu (“Mr. Yu”). Prior to the transfer, Century Friendship had held 53% of the equity interests in the New Oriental China while the ten former shareholders of New Oriental China held the remaining equity interests. In connection to the transfer, five new equity pledge agreements dated April 23, 2012 were entered into among New Oriental China, Century Friendship and five WFOEs, whereby Century Friendship has agreed to pledge all of its equity interests in New Oriental China to the WFOEs to secure the VIE’s performance of their obligations under the trademark license agreements, new enrollment system development service agreements, other operating service agreements and sale of educational software agreements. Century Friendship has agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on its equity interests in New Oriental China without the prior written consents of the WFOEs. The terms of the April 2012 equity pledge agreements are substantially the same as the 2006 agreements.

Exclusive option agreements. Pursuant to the exclusive option agreements entered into on various dates, as amended on May 25, 2006, among the Company, New Oriental China and its shareholders, the shareholders of New Oriental China are obligated to sell to the Company, and the Company have an exclusive, irrevocable and unconditional right to purchase, or cause the shareholders of New Oriental China to sell to the Company’s designated party, in the Company’s sole discretion, part or all of the shareholders’ equity interests in New Oriental China when and to the extent that applicable PRC law permits the Company to own part or all of such equity interests in New Oriental China. In addition, pursuant to the exclusive option agreements, the Company has an exclusive, irrevocable and unconditional right to request any existing shareholder of New Oriental China to transfer all or part of the equity interest in New Oriental China held by such shareholder to another PRC person or entity designated by the Company at any time in the discretion. The price to be paid by the Company or a PRC person or entity designated by the WFOEs will be the minimum amount of consideration permitted by applicable PRC law at the time when such share transfer occurs. As a result of the ten former shareholders of New Oriental China transferring all of their equity interests in New Oriental China to Century Friendship in January 2012, Century Friendship executed a new option agreement with Shanghai Smart Words and New Oriental China on April 23, 2012. The terms of this new option agreement are substantially the same as the 2006 agreements.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with New Oriental China and its schools and subsidiaries and its current sole shareholder are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries;

•	discontinue or restrict the operations of any related-party transactions among the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries;

•	limit the Group’s business expansion in China by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries may not be able to comply;

•	require the Company or the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries to restructure the relevant ownership structure or operations; or

•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The Company’s ability to conduct its education business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate New Oriental China and its schools and subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over New Oriental China and its schools and subsidiaries and its shareholder, and it may lose the ability to receive economic benefits from New Oriental China and its schools and subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, the WFOEs or New Oriental China or its schools or subsidiaries.

Mr. Yu is the controlling shareholder of Century Friendship, which owns all of the equity interests in New Oriental China and Mr. Yu is also a beneficial owner of the Company. The interests of Mr. Yu as the beneficial owner of New Oriental China may differ from the interests of the Company as a whole, since Mr. Yu is only one of the beneficial shareholders of the company, holding 15.1% of the total common shares issued and outstanding as of May 31, 2012. The Company cannot assure that when conflicts of interest arise, Mr. Yu will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Yu may encounter in his capacity as a beneficial owner and director of New Oriental China, on the one hand, and as a beneficial owner and director of the Company, on the other hand. The Company believes Mr. Yu will not act contrary to any of the contractual arrangements and the exclusive option agreement provides the Company with a mechanism to remove Mr. Yu as a beneficial shareholder of New Oriental China should he act to the detriment of the Company. The Company relies on Mr. Yu, as a director and executive officer of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Yu, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

In addition, the current sole shareholder of the New Oriental China is also a beneficial owner of the Company and therefore has no current interest in seeking to act contrary to the contractual arrangements. However, to further protect the investors’ interest from any risk that the shareholders of the New Oriental China may act contrary to the contractual arrangements, the Company, through the five WFOEs, Beijing Hewstone, Beijing Decision, Beijing Pioneer, Beijing Smart Wood and Shanghai Smart Words, entered into five revocable powers of attorney with Century Friendship on April 23, 2002. Through these powers of attorney, Century Friendship entrusted the five WFOEs as its proxy to exercise its rights as the shareholder of New Oriental China with respect to an aggregate of 100% of the equity interests in New Oriental China. The term of the powers of attorney is unspecified.

The following financial statement balances and amounts of the VIE were included in the accompanying consolidated financial statements:

	As of May 31,
	2011	2012
	US$	US$

Total current assets	358,294	466,827
Total non-current assets	178,967	215,306

Total assets	537,261	682,133

Total current liabilities	276,918	373,581
Total non-current liabilities	1,081	112

Total liabilities	277,999	373,693

	Year ended May 31,
	2010	2011	2012
	US$	US$	US$

Net revenues	382,189	542,043	750,384
Net income	105,511	131,249	158,796
Net cash provided by operating activities	86,467	156,088	238,037
Net cash used in investing activities	(69,794)	(152,840)	(150,401)
Net cash provided by financing activities	—	—	—

The VIE contributed an aggregate of 98.9%, 97.2% and 97.2% of the consolidated net revenues for the year ended May 31, 2010, 2011 and 2012, respectively. The Company’s operations not conducted through contractual arrangements with the VIE primarily consist of its kindergarten programs and the leasing of its commercial property. As of the fiscal years ended May 31, 2011 and 2012, the VIE accounted for an aggregate of 62.2% and 60.4%, respectively, of the consolidated total assets, and 96.2% and 85.2%, respectively, of the consolidated total liabilities. The assets not associated with the VIE primarily consist of cash and cash equivalent, term deposits and short-term investments.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations. There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholder of the VIE or entrustment loans to the VIE.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 23 for disclosure of restricted net assets.